Material accounting policies (Tables)	12 Months Ended
Mar. 31, 2024
Material Accounting Policies [Abstract]
Disclosure of Expected Loss Rates	The Group applies the following expected loss rates for the financial year ended March 31:

Days past due	2024	2023
0 – 3 months	1%	0%
3 – 6 months	5%	25%
6 – 9 months	20%	50%
9 – 12 months	35%	75%
>12 months	50%	100%